Offerings	Oct. 04, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	SeniorDebtSecurities
Offering Note
(1)
An indeterminate amount of senior debt securities, dated subordinated debt securities and perpetual subordinated debt securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	DatedSubordinatedDebtSecurities
Offering Note
(1)
An indeterminate amount of senior debt securities, dated subordinated debt securities and perpetual subordinated debt securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Perpetual Subordinated Debt Securities
Offering Note
(1)
An indeterminate amount of senior debt securities, dated subordinated debt securities and perpetual subordinated debt securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee. The registrant will calculate the registration fee applicable to an offering of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.